SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	11 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Period
From
February 4,
2020
(inception)
Through
December 31,
2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$355,909
Income and Franchise Tax	(218,103)
Net Earnings	$137,806
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	40,948,182
Earnings/Basic and Diluted Redeemable Class A Common Stock	$—

Non-Redeemable Class A and B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(3,454,848)
Redeemable Net Earnings	(137,806)
Non-Redeemable Net Loss	$(3,592,654)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted (1)	9,839,969
Loss/Basic and Diluted Non-Redeemable Class B Common Stock	$(0.37)